Financial instruments and risk management - Summary of financial liabilities by categories (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [Line Items]
Trade and other financial payables	$ (5,552)	$ (5,922)
Short-term borrowings and bank overdrafts	(312)	(552)
Medium-term and long-term borrowings	(12,440)	(14,624)
IFRS 9 [member]
Disclosure of financial liabilities [Line Items]
Trade and other financial payables	(5,552)
Short-term borrowings and bank overdrafts	(312)
Medium-term and long-term borrowings	(12,440)
Derivatives related to net debt: designated as hedges	(358)
Derivatives and embedded derivatives not related to net debt: not designated as hedges	(98)
Embedded derivatives not related to net debt: designated as hedges	(46)
Other financial liabilities	(666)
Total financial liabilities	(19,472)
IFRS 9 [member] | Amortised Cost [member]
Disclosure of financial liabilities [Line Items]
Trade and other financial payables	(5,513)
Short-term borrowings and bank overdrafts	(312)
Medium-term and long-term borrowings	(12,440)
Other financial liabilities	(666)
Total financial liabilities	(18,931)
IFRS 9 [member] | Fair value through profit loss [member]
Disclosure of financial liabilities [Line Items]
Trade and other financial payables	(39)
Derivatives related to net debt: designated as hedges	(358)
Derivatives and embedded derivatives not related to net debt: not designated as hedges	(98)
Embedded derivatives not related to net debt: designated as hedges	(46)
Total financial liabilities	$ (541)
IAS 39 [Member]
Disclosure of financial liabilities [Line Items]
Trade and other financial payables		(5,922)
Short-term borrowings and bank overdrafts		(552)
Medium-term and long-term borrowings		(14,624)
Derivatives related to net debt: designated as hedges		(276)
Other derivatives and embedded derivatives: not designated as hedges		(255)
Other financial liabilities		(345)
Total financial liabilities		(21,974)
IAS 39 [Member] | Held at fair value [member]
Disclosure of financial liabilities [Line Items]
Trade and other financial payables		(15)
Derivatives related to net debt: designated as hedges		(276)
Other derivatives and embedded derivatives: not designated as hedges		(255)
Total financial liabilities		(546)
IAS 39 [Member] | Other financial liability held to maturity [Member]
Disclosure of financial liabilities [Line Items]
Trade and other financial payables		(5,907)
Short-term borrowings and bank overdrafts		(552)
Medium-term and long-term borrowings		(14,624)
Other financial liabilities		(345)
Total financial liabilities		$ (21,428)